T. ROWE PRICE Retirement I 2025 Fund–I Class
February 28, 2023 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/22
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
2/28/23
(Cost and value in $000s)
BOND MUTUAL FUNDS 36.7%
T. Rowe Price Funds:
New Income Fund  985,700 95,144 127,005 111,751,303 902,950
Limited Duration Inflation
Focused Bond Fund  626,087 98,156 148,770 112,193,040 520,576
International Bond Fund (USD
Hedged)  342,834 57,117 34,129 40,440,621 323,120
U.S. Treasury Long-Term Index
Fund  236,941 72,608 24,941 31,787,711 256,845
Dynamic Global Bond Fund  274,380 48,564 51,097 28,318,215 240,138
Emerging Markets Bond Fund  194,907 51,786 18,564 25,528,922 217,762
High Yield Fund  188,757 34,429 16,838 34,734,267 196,596
Floating Rate Fund  143,816 12,536 58,785 10,972,537 100,399
Total Bond Mutual Funds (Cost $3,248,494) 2,758,386
EQUITY MUTUAL FUNDS 59.7%
T. Rowe Price Funds:
Value Fund  896,104 110,455 166,652 19,450,148 747,469
Growth Stock Fund (2) 588,441 226,035 56,541 10,468,869 702,147
Equity Index 500 Fund  545,254 54,592 96,844 4,307,611 450,706
Overseas Stock Fund  372,986 57,802 34,416 33,386,174 383,273
International Value Equity Fund  388,154 20,175 72,040 22,575,758 331,864
International Stock Fund  327,840 26,462 31,214 18,616,775 321,884
Real Assets Fund  193,733 62,110 16,708 16,023,457 221,284
U.S. Large-Cap Core Fund  96,590 143,894 9,313 7,457,315 220,140
Mid-Cap Growth Fund  175,177 21,337 13,342 1,940,322 183,438
Mid-Cap Value Fund  188,373 23,950 25,056 5,571,833 170,442
U.S. Equity Research Fund  136,913 40,944 13,378 4,233,374 159,725
Emerging Markets Discovery
Stock Fund  140,518 26,342 10,979 11,775,207 146,719
Small-Cap Stock Fund  124,027 15,962 12,916 2,280,238 126,485
Emerging Markets Stock Fund  136,952 11,220 12,775 3,585,088 125,514
Small-Cap Value Fund  138,464 9,722 36,513 2,110,998 109,519
New Horizons Fund (2) 73,019 9,368 7,625 1,535,962 78,088
Total Equity Mutual Funds (Cost $4,336,898) 4,478,697
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  1,115 148,858 149,031 9,453 955
Total Other Mutual Funds (Cost $939) 955
SHORT-TERM INVESTMENTS 3.6%
Money Market Funds 3.5%
T. Rowe Price U.S. Treasury
Money Fund, 4.61% (3) 178,063 524,613 441,191 261,484,556 261,485

T. ROWE PRICE Retirement I 2025 Fund–I Class

$ Value
5/31/22
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
2/28/23
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3.6%
(continued)
U.S. Treasury Obligations 0.1%
U.S. Treasury Bills, 4.608%,
5/23/23 (4) 8,000,000 7,913
Total Short-Term Investments (Cost $269,401) 269,398
Total Investments in Securities 100.0%
(Cost $7,855,732) $ 7,507,436
Other Assets Less Liabilities (0.0)% (2,153)
Net Assets 100.0% $ 7,505,283
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield
(4) At February 28, 2023, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.

T. ROWE PRICE Retirement I 2025 Fund–I Class

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 141 MSCI EAFE Index contracts 3/23 (14,428) $ (193)
Short, 120 Russell 2000 E-Mini Index contracts 3/23 (11,395) (458)
Short, 186 S&P 500 E-Mini Index contracts 3/23 (36,972) 134
Net payments (receipts) of variation margin to date 746
Variation margin receivable (payable) on open futures contracts $ 229

T. ROWE PRICE Retirement I 2025 Fund–I Class

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2023.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ 26,493 $ (31,709) $ 6,691
Emerging Markets Bond Fund  (2,215) (10,367) 9,611
Emerging Markets Discovery Stock Fund  (666) (9,162) 5,214
Emerging Markets Stock Fund  (634) (9,883) 2,605
Equity Index 500 Fund  33,423 (52,296) 5,992
Floating Rate Fund  (3,462) 2,832 5,902
Growth Stock Fund  17,416 (55,788) —
High Yield Fund  (795) (9,752) 9,722
International Bond Fund (USD Hedged)  22,484 (42,702) 5,777
International Stock Fund  (1,773) (1,204) 5,072
International Value Equity Fund  (3,295) (4,425) 13,101
Limited Duration Inflation Focused Bond Fund  (3,810) (54,897) 36,959
Mid-Cap Growth Fund  4,314 266 559
Mid-Cap Value Fund  19,383 (16,825) 2,681
New Horizons Fund  2,083 3,326 —
New Income Fund  (12,254) (50,889) 22,979
Overseas Stock Fund  (483) (13,099) 11,752
Real Assets Fund  1,336 (17,851) 5,954
Small-Cap Stock Fund  3,988 (588) 993
Small-Cap Value Fund  1,304 (2,154) 1,253
Transition Fund  602 13 125
U.S. Equity Research Fund  (202) (4,754) 2,032
U.S. Large-Cap Core Fund  8,999 (11,031) 1,900
U.S. Treasury Long-Term Index Fund  (5,275) (27,763) 5,922
Value Fund  49,128 (92,438) 15,511
U.S. Treasury Money Fund, 4.61% — — 5,391
Totals $ 156,089# $ (513,140) $ 183,698+
# Capital gain distributions from underlying Price funds represented $183,889 of the net realized gain (loss).
+ Investment income comprised $183,698 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement I 2025 Fund–I Class
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement I 2025 Fund – I Class (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the New York
Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its
Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Retirement I 2025 Fund–I Class

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation. Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities.
When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Futures contracts are valued at closing settlement prices.

T. ROWE PRICE Retirement I 2025 Fund–I Class

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Bond Mutual Funds $ 2,758,386 $ — $ — $ 2,758,386
Equity Mutual Funds 4,478,697 — — 4,478,697
Other Mutual Funds 955 — — 955
Short-Term Investments 261,485 7,913 — 269,398
Total Securities 7,499,523 7,913 — 7,507,436
Futures Contracts* 134 — — 134
Total $ 7,499,657 $ 7,913 $ — $ 7,507,570
Liabilities
Futures Contracts* $ 651 $ — $ — $ 651
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Retirement I 2025 Fund–I Class

In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
R413-054Q3 02/23